UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      2-9-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  45
                                        -------------------

Form 13F Information Table Value Total:  $  548,133
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------- ----- ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  18,846        802,655  X                              183,998   618,657
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103  15,997      1,080,871  X                              252,378   828,493
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108  20,008        413,567  X                               98,806   314,761
AVENTIS ADR SPONSORED   FOREIGN COMMON  053561106  21,329        321,898  X                               73,861   248,037
AXA ADR SPONSORED       FOREIGN COMMON  054536107  12,667        589,993  X                              147,579   442,414
BANK AMER CORP COM      COMMON          060505104   3,423         42,558  X                                9,611    32,947
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204  21,342        587,124  X                              139,879   447,245
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  11,949        242,132  X                               55,949   186,183
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  15,904        532,088  X                              118,272   413,816
CANON INC ADR           FOREIGN COMMON  138006309   8,166        171,402  X                               40,286   131,116
CITIGROUP INC COM       COMMON          172967101   5,234        107,837  X                               24,620    83,217
COCA COLA CO            COMMON          191216100   4,729         93,191  X                               20,963    72,228
DANSKE BK A/S ADR       FOREIGN COMMON  236363107   9,604        409,369  X                               93,937   315,432
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  19,175        362,757  X                               83,803   278,954
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107  18,490        968,038  X                              226,052   741,986
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  16,726        176,101  X                               40,850   135,251
EXXON MOBIL CORP COM    COMMON          30231G102   4,839        118,033  X                               26,148    91,885
FEDERAL NAT MORTGAGE    COMMON          313586109   4,510         60,083  X                               13,629    46,454
GENERAL ELEC CO         COMMON          369604103   4,224        136,360  X                               31,475   104,885
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105  17,980        385,668  X                               91,467   294,201
HEINEKEN N V ADR        FOREIGN COMMON  423012202  16,007        420,465  X                              101,516   318,949
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  23,314        295,794  X                               68,224   227,570
I B M                   COMMON          459200101   4,596         49,589  X                               10,854    38,735
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103  16,252        694,113  X                              162,554   531,559
JOHNSON & JOHNSON       COMMON          478160104   4,208         81,450  X                               18,320    63,130
KAO CORP ADR            FOREIGN COMMON  485537203   9,768         48,021  X                               11,219    36,802
LILLY, ELI AND COMPAN   COMMON          532457108   4,430         62,986  X                               14,435    48,551
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109   7,858        241,408  X                               55,222   186,186
MERCK & CO INC          COMMON          589331107   3,513         76,038  X                               18,715    57,323
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406  21,105        337,889  X                               76,943   260,946
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204  13,945        820,287  X                              190,561   629,726
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  21,661        472,017  X                              106,122   365,895
PFIZER INC              COMMON  COMMON  717081103   3,208         90,802  X                               21,310    69,492
PROCTER & GAMBLE COMP   COMMON          742718109   4,856         48,621  X                               10,832    37,789
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804  14,921        284,797  X                               66,205   218,592
SAN PAOLO-IMI S P A A   FOREIGN COMMON  799175104   9,432        363,740  X                               87,709   276,031
SANOFI-SYNTHELABO SA    FOREIGN COMMON  80105N105  16,642        440,853  X                              102,869   337,984
SBC COMMUNICATIONS IN   COMMON          78387G103   3,929        150,706  X                               40,521   110,185
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501  17,860        223,412  X                               54,988   168,424
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  18,905      1,071,078  X                              241,624   829,454
TOTAL FINA ELF S A AD   COMMON          89151E109  19,086        206,313  X                               46,819   159,494
UBS AG SHS              FOREIGN COMMON  H8920M855  13,925        204,805  X                               48,012   156,793
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709     802         12,363  X                               11,735       628
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  19,042        506,433  X                              102,355   404,078
VERIZON COMMUNICATION   COMMON          92343V104   3,727        106,229  X                               25,855    80,374